RELATED PARTY TRANSACTIONS (Details) - Directors [Member] $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Statement [Line Items]
Notes payable to related party	$ 5,244,892
Compensation to officers	1,708,000
Total Transactions for year	$ 6,952,892